Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	9 Months Ended
	Jun. 30, 2013	Sep. 30, 2014
Supplementary cash flow information:
Cash paid for interest	$ 337,143	$ 353,381
Cash paid for income taxes, net of tax refund	373,217	521,791
deferred tax expense from stock options	6,297	6,495
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	158,447	1,350,681
Liabilities assumed	19,923	364,086
Noncontrolling interest	4,558	97,209
Notes assumed in connection with acquisition	8,403	11,608
Noncontrolling Interest Subject To Put Provisions	16,317	3,558
Cash Paid	(109,246)	(874,220)
Less cash acquired in acquisition	5,471	92,580
Net cash paid for acquisitions	(103,775)	(781,640)
Cash paid for investments	(188,538)	(258,146)
Cash paid for intangible assets	(5,143)	(8,925)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$ (297,456)	$ (1,048,711)